Intangible Assets - Additional Information (Detail) - New Academy Holding Company, LLC - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2019	Feb. 03, 2018
Indefinite-lived Intangible Assets [Line Items]
Amortization expense on favorable lease rights	$ 3.5	$ 3.5
Accumulated amortization	$ 25.0